Material accounting policies (Details) - Schedule of Annual Depreciation Rates	12 Months Ended
Dec. 31, 2023
Computers [Member] | Minimum [Member]
Material accounting policies (Details) - Schedule of Annual Depreciation Rates [Line Items]
Computers	20.00%
Computers [Member] | Maximum [Member]
Material accounting policies (Details) - Schedule of Annual Depreciation Rates [Line Items]
Computers	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Material accounting policies (Details) - Schedule of Annual Depreciation Rates [Line Items]
Office furniture and equipment	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Material accounting policies (Details) - Schedule of Annual Depreciation Rates [Line Items]
Office furniture and equipment	7.00%
Leasehold improvements [Member]
Material accounting policies (Details) - Schedule of Annual Depreciation Rates [Line Items]
Leasehold improvements	The shorter of the contract period or the life span of the leasehold improvement